Equity Based Compensation - Assumption Used in Estimating Fair Value of Stock Option (Detail)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	29.00%	29.00%	30.00%
Expected life (in years)	6 years 6 months	6 years 6 months	6 years 6 months
Risk-free interest rates	1.30%	2.70%	3.20%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	30.00%	30.00%	32.00%
Expected life (in years)	7 years 6 months	7 years 6 months	7 years 6 months
Risk-free interest rates	1.60%	3.20%	3.50%